Subsequent Events (Details Narrative) - USD ($)		1 Months Ended					9 Months Ended	12 Months Ended
	Oct. 01, 2018	Mar. 31, 2016	Aug. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Oct. 31, 2013	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issuance of restricted common stock, value							$ 2,373,739	$ 4,975,950	$ 1,957,717
Warrants term		2 years
Warrant exercise price		$ 0.81
Number of shares issued, value							$ 135,000	$ 5
Warrant to purchase common stock		300,000
Number of shares issued for services							4,150,000
Stock, shares issued							5,000	5,000	1,000
Lock-Up Agreement [Member]
Number of shares issued, value							$ 1,046	$ 25,270	$ 111,661
Number of shares issued							17,003	379,294	266,617
Subsequent Event [Member] | Lock-Up Agreement [Member]
Issuance of restricted common stock, shares	503,204
Two Year Warrant One [Member]
Warrants term							2 years
Warrant to purchase common stock							3,186,104
Common Stock [Member]
Issuance of restricted common stock, shares							58,695,192	123,163,542	9,476,582
Issuance of restricted common stock, value							$ 5,870	$ 12,315	$ 947
Number of shares issued, value
Number of shares issued
Number of shares issued for services							4,150,000	3,698,022	9,888,760
Number of shares outstanding							381,375,857	316,951,712	134,336,637	104,803,401
Common Stock [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares	2,000,000
Sale of stock price per share	$ 25
Preferred B Stock [Member]
Number of shares outstanding							600
Warrant [Member]
Warrants term							3 years		5 years
Warrant to purchase common stock							1,561,950		9,194,940
Stock, shares issued							4,805,600
Warrant [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares	6,183,243
Issuance of restricted common stock, value	$ 6,200,000
Subsequent to September 30, 2018 [Member] | Common Stock [Member]
Number of shares outstanding							433,563,601
Subsequent to September 30, 2018 [Member] | Preferred C Stock [Member]
Number of shares outstanding							1,720.2
Preferred C Stock [Member]
Number of shares issued, value							$ 85,000
Stock retired during period							$ 317,691
Number of shares issued							402.7
Series AA Preferred Stock [Member] | Subsequent Event [Member]
Stock, shares issued	5,000
Shares issued price per share	$ 5
Minimum [Member] | Two Year Warrant One [Member]
Warrant exercise price							$ 0.0218
Minimum [Member] | Common Stock [Member] | Subsequent Event [Member]
Sale of stock price per share	0.01
Minimum [Member] | Warrant [Member]
Warrants term								3 years
Warrant exercise price							0.0734		$ 0.0825
Maximum [Member] | Two Year Warrant One [Member]
Warrant exercise price							0.0470
Maximum [Member] | Common Stock [Member] | Subsequent Event [Member]
Sale of stock price per share	$ 0.015
Maximum [Member] | Warrant [Member]
Warrants term								5 years
Warrant exercise price							$ 1.00		$ 0.90
Private Placement [Member]
Issuance of restricted common stock, shares			100,000	50,000	50,000	125,000
Number of warrants issued							5,325,690
Proceeds from private offering							$ 235,000
Number of shares issued, value								$ 60,000
Warrant to purchase common stock								1,561,950
Debt issuance			$ 500,000	$ 500,000	$ 500,000	$ 500,000
Debt instrument interest rate			10.00%	10.00%	10.00%	10.00%
Private Placement [Member] | Common Stock [Member]
Issuance of restricted common stock, shares								123,163,542	9,476,582
Accrued interest								$ 4,975,949	$ 1,957,717
Number of shares issued								46,437,104	9,194,940
Convertible Note [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares	1,000,000
Issuance of restricted common stock, value	$ 550,000
Seven Convertible Notes [Member] | Subsequent Event [Member]
Issuance of restricted common stock, shares	1,342,000
Accrued interest	$ 150,129
Conditional Convertible Promissory Note [Member] | Subsequent Event [Member]
Proceeds from issuance of debt	500,000
Debt issuance	$ 550,000
Debt instrument interest rate	10.00%
Conditional Convertible Promissory Note [Member] | Subsequent Event [Member] | Fourth Anniversary [Member]
Debt instrument periodic increase	12.00%
Conditional Convertible Promissory Note [Member] | Subsequent Event [Member] | Fifth Anniversary [Member]
Debt instrument periodic increase	14.00%
Conditional Convertible Promissory Note [Member] | Subsequent Event [Member] | Sixth Anniversary [Member]
Debt instrument periodic increase	16.00%
Secured Promissory Note [Member] | Subsequent Event [Member]
Proceeds from issuance of debt	$ 1,500,000
Debt issuance	$ 1,500,000
Debt instrument interest rate	10.00%
Debt Instrument, convertible to common shares percentage	65.00%
Restricted Common Stock [Member]
Issuance of restricted common stock, shares							2,941,176
Number of shares issued for services							3,025,000
Conversion of shares converted							750
Conversion rate price per share							$ 0.0255
Restricted Common Stock [Member] | Private Placement [Member]
Issuance of restricted common stock, shares							5,352,690
Restricted Common Stock [Member] | Three Variable Note [Member]
Issuance of restricted common stock, shares							31,074,849
Issuance of restricted common stock, value							$ 493,825
Accrued interest							$ 73,578
Restricted Common Stock [Member] | One Variable Note [Member]
Issuance of restricted common stock, shares							575,800
Issuance of restricted common stock, value							$ 15,000
Accrued interest							$ 5,153
Warrants term							3 years
Restricted Common Stock [Member] | One Variable Note [Member] | Minimum [Member]
Warrant exercise price							$ 0.069
Restricted Common Stock [Member] | One Variable Note [Member] | Maximum [Member]
Warrant exercise price							$ 1.00